Maintenance rights and lease premium, net - Schedule of Movements in Maintenance Rights (Details) - Maintenance Rights - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	$ 1,669,742	$ 2,099,513
EOL and MR contract maintenance rights expense	(71,103)	(144,726)
MR contract maintenance rights write-off due to maintenance liability release	(19,544)	(38,525)
EOL contract maintenance rights write-off due to cash receipt	(67,412)	(159,682)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(175,243)	(86,838)
Maintenance rights at end of period	$ 1,336,440	$ 1,669,742